Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000247126
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity & Income ETF
Trading Symbol	CANQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$38	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
AssetsNet	$ 23,951,632
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,951,632	27	7%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	88.7
Long Call Option	10.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Simplify MBS ETF	25.1
Vanguard Emerging Markets Government Bond ETF	22.4
State Street SPDR Portfolio High Yield Bond ETF	15.3
Janus Henderson AAA CLO ETF	11.5
Franklin Senior Loan ETF	7.1
Schwab 1-5 Year Corporate Bond ETF	4.5
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.9
Direxion Nasdaq-100® Equal Weighted Index Shares, Call, Strike Price $89, 03/20/26	1.8
Alphabet, Inc., Call, Strike Price $340, 12/18/26	1.3
Apple, Inc., Call, Strike Price $245, 09/18/26	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000240501
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Global Sustainable Equities ETF
Trading Symbol	SROI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$50	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 17,338,018
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,338,018	119	11%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Industrials	16.3
Financials	14.9
Consumer Discretionary	10.8
Health Care	9.0
Communication Services	7.7
Consumer Staples	5.4
Materials	4.1
Utilities	3.0
Real Estate	0.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	6.5
NVIDIA Corp.	4.0
Microsoft Corp.	3.9
Apple, Inc.	3.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
Amazon.com, Inc.	2.2
SK Hynix, Inc.	2.1
Broadcom, Inc.	1.8
Visa, Inc. - Class A	1.4
HDFC Bank Ltd., ADR	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000261610
Shareholder Report [Line Items]
Fund Name	Calamos Autocallable Income ETF
Trading Symbol	CAIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$39	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[3]
AssetsNet	$ 652,374,788
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$652,374,788	4	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	53.7
U.S. Government and Agency Security	37.5
Long Call Option	4.0
Total Return Swap	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256936
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBTA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 2,662,241
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,662,241	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	73.1
Long Call Option	27.1
Short Call Option	(0.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256937
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBTY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%	[5]
AssetsNet	$ 10,657,198
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$10,657,198	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	90.5
Long Call Option	9.9
Short Call Option	(0.6)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256938
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBTO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTO	$20Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 20	[6]
Expense Ratio, Percent	0.69%	[7]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 31,722,862
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,722,862	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	91.4
Long Call Option	9.0
Short Call Option	(1.0)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256935
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$30	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.69%	[8]
AssetsNet	$ 25,826,090
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$25,826,090	5	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	140.6
Long Put Option	1.4
Short Call Option	(42.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256942
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$33	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[9]
AssetsNet	$ 5,247,024
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,247,024	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	82.7
Long Call Option	19.1
Short Call Option	(1.8)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256943
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBXY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$33	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[10]
AssetsNet	$ 9,127,054
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$9,127,054	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.2
Long Call Option	5.7
Short Call Option	(1.1)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256944
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBXO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXO	$21Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 21	[11]
Expense Ratio, Percent	0.69%	[12]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 10,220,685
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$10,220,685	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.5
Long Call Option	5.5
Short Call Option	(1.6)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256941
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%	[13]
AssetsNet	$ 17,500,698
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,500,698	5	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	148.5
Long Put Option	1.6
Short Call Option	(51.0)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256995
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBOJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$34	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[14]
AssetsNet	$ 28,860,770
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,860,770	5	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	157.7
Long Put Option	1.7
Short Call Option	(60.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256996
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[15]
AssetsNet	$ 5,119,087
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,119,087	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	94.2
Long Call Option	12.2
Short Call Option	(6.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256997
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBOY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[16]
AssetsNet	$ 4,901,189
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,901,189	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	98.8
Long Call Option	3.1
Short Call Option	(1.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256998
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOO	$22Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 22	[17]
Expense Ratio, Percent	0.69%	[18]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 7,337,885
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$7,337,885	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	98.5
Long Call Option	3.4
Short Call Option	(2.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250959
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CPRY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[19]
AssetsNet	$ 52,578,227
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$52,578,227	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.7
Long Put Option	5.6
Short Call Option	(9.0)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250961
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CPRO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - October for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[20]
AssetsNet	$ 32,100,437
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$32,100,437	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.5
Long Put Option	4.2
Short Call Option	(8.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000246662
Shareholder Report [Line Items]
Fund Name	Calamos CEF Income & Arbitrage ETF
Trading Symbol	CCEF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$39	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[21]
AssetsNet	$ 28,909,079
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,909,079	49	58%

Holdings [Text Block]
Table Summary
FUND CATEGORIES	% OF NET ASSETS
Covered Call	16.3
Equity-Sector	10.3
U.S. Allocation	10.3
World Stock	9.6
U.S. Stock	7.0
Global Allocation	6.7
Master Limited Partnership	6.3
Senior Loan	6.0
World Bond	5.7
Preferred	5.0
High Yield Bond	4.9
Real Estate Investment Trust	4.8
Municipal Bond	3.0
U.S. Investment Grade	2.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Bexil Investment Trust	4.4
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	4.0
Virtus Equity & Convertible Income Fund	3.9
Liberty All Star Growth Fund, Inc.	3.9
Eaton Vance Risk-Managed Diversified Equity Income Fund	3.8
abrdn Total Dynamic Dividend Fund	3.1
Eaton Vance Enhanced Equity Income Fund II	3.0
Neuberger Real Estate Securities Income Fund, Inc.	2.9
Templeton Emerging Markets Fund	2.9
Eaton Vance Senior Floating-Rate Trust	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000243953
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Equity Alternative ETF
Trading Symbol	CVRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$39	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%	[22]
AssetsNet	$ 20,474,284
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,474,284	107	64%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.5
Utilities	11.1
Health Care	10.2
Industrials	8.0
Financials	7.7
Communication Services	6.5
Materials	6.2
Consumer Discretionary	5.6
Real Estate	2.6
Other	1.7
Energy	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	7.6
Boeing Co., 6.000%, 10/15/27	6.0
Seagate HDD Cayman, 3.500%, 06/01/28	3.6
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.4
Albemarle Corp., 7.250%, 03/01/27	2.3
Lumentum Holdings, Inc., 0.375%, 03/15/32	2.0
Lumentum Holdings, Inc., 0.500%, 06/15/28	1.8
KKR & Co., Inc., 6.250%, 03/01/28	1.8
MP Materials Corp., 3.000%, 03/01/30	1.7
Ford Motor Co., 0.000%, 03/15/26	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264351
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 3	[23]
Expense Ratio, Percent	0.10%	[24]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 3,019,973
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,019,973	4	0%

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October	26.8
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July	25.4
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April	25.3
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January	22.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264350
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBXL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 3	[25]
Expense Ratio, Percent	0.10%	[26]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 1,627,051
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,627,051	4	0%

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October	26.5
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April	25.5
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July	25.3
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January	22.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264349
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBOL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 3	[27]
Expense Ratio, Percent	0.10%	[28]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 1,788,038
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,788,038	4	0%

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin Structured Alt Protection ETF® - October	25.7
Calamos Bitcoin Structured Alt Protection ETF® - July	25.1
Calamos Bitcoin Structured Alt Protection ETF® - April	25.1
Calamos Bitcoin Structured Alt Protection ETF® - January	24.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000254075
Shareholder Report [Line Items]
Fund Name	Calamos Laddered S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CPSL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$5	0.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[29]
AssetsNet	$ 95,668,981
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$95,668,981	12	0%

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - July	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3
Calamos S&P 500® Structured Alt Protection ETF® - August	8.3
Calamos S&P 500® Structured Alt Protection ETF® - June	8.3
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - December	8.3
Calamos S&P 500® Structured Alt Protection ETF® - May	8.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249273
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - March
Trading Symbol	CPNM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - March for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[30]
AssetsNet	$ 11,106,708
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$11,106,708	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	114.1
Long Put Option	0.1
Short Call Option	(13.8)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249271
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - December
Trading Symbol	CPNQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - December for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[31]
AssetsNet	$ 30,001,989
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$30,001,989	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.5
Long Put Option	6.7
Short Call Option	(5.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249274
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - September
Trading Symbol	CPNS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - September for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[32]
AssetsNet	$ 26,034,275
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$26,034,275	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.1
Long Put Option	3.5
Short Call Option	(9.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249272
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - June
Trading Symbol	CPNJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - June for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[33]
AssetsNet	$ 27,138,073
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$27,138,073	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.2
Long Put Option	1.1
Short Call Option	(14.6)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250960
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CPRJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[34]
AssetsNet	$ 24,318,351
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$24,318,351	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.5
Long Put Option	1.3
Short Call Option	(15.1)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250958
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CPRA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[35]
AssetsNet	$ 6,008,564
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$6,008,564	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	120.2
Long Put Option	0.2
Short Call Option	(20.0)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249279
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - August
Trading Symbol	CPSA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - August for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[36]
AssetsNet	$ 43,390,413
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$43,390,413	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.7
Long Put Option	2.2
Short Call Option	(7.3)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252650
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - December
Trading Symbol	CPSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - December for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[37]
AssetsNet	$ 43,198,505
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$43,198,505	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.0
Long Put Option	4.9
Short Call Option	(4.6)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252652
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CPSY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[38]
AssetsNet	$ 24,002,728
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$24,002,728	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.4
Long Put Option	5.1
Short Call Option	(5.3)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252655
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - November
Trading Symbol	CPSN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - November for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[39]
AssetsNet	$ 34,526,113
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,526,113	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.9
Long Put Option	4.6
Short Call Option	(4.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252656
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CPSO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - October for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[40]
AssetsNet	$ 25,863,257
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$25,863,257	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.1
Long Put Option	3.7
Short Call Option	(5.3)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249280
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - September
Trading Symbol	CPST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - September for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[41]
AssetsNet	$ 31,947,992
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,947,992	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.6
Long Put Option	2.8
Short Call Option	(6.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249282
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CPSJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[42]
AssetsNet	$ 40,534,206
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$40,534,206	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.9
Long Put Option	1.6
Short Call Option	(8.8)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249281
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - May
Trading Symbol	CPSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - May for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[43]
AssetsNet	$ 54,651,606
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$54,651,606	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	117.7
Long Put Option	0.4
Short Call Option	(18.3)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252649
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CPSP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[44]
AssetsNet	$ 15,063,845
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,063,845	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	115.9
Long Put Option	0.2
Short Call Option	(15.8)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252651
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - February
Trading Symbol	CPSF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - February for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[45]
AssetsNet	$ 22,519,974
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,519,974	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.3
Long Put Option	5.8
Short Call Option	(4.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252653
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - June
Trading Symbol	CPSU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - June for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[46]
AssetsNet	$ 12,245,122
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$12,245,122	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	111.0
Long Put Option	0.9
Short Call Option	(12.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252654
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - March
Trading Symbol	CPSR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - March for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[47]
AssetsNet	$ 22,799,823
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,799,823	3	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	109.2
Long Put Option	0.1
Short Call Option	(8.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000265508
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Autocallable Income ETF
Trading Symbol	CAIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq® Autocallable Income ETF for the period of November 20, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIQ	$15Footnote Reference(1)	0.74%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 15	[48]
Expense Ratio, Percent	0.74%	[49]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 87,548,358
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$87,548,358	4	0%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	54.7
U.S. Government and Agency Security	39.4
Long Call Option	4.1
Total Return Swap	0.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[24]	Annualized.
[25]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[26]	Annualized.
[27]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[49]	Annualized.